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                                   UNITED STATES                                          OMB APPROVAL
                                                                                  ----------------------------
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549                              OMB Number:  3235-2456
                                                                                  Expires:     August 31, 2006
                                     FORM 24F-2                                   Estimated average burden
                         Annual Notice of Securities Sold                         hours per response   1
                                                                                  ----------------------------
                             Pursuant to Rule 24f-2
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  Read instructions at end of Form before preparing Form. Please print or type.

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1. Name and address of issuer:

                                         Runkel Funds, Inc.
                                         903 Chevy Street
                                         Belmont, CA 94002


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2. The name of each series or class of securities for which this Form is filed
   (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):
                                                -----------
                                                     X
                                                -----------





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3. Investment Company Act File Number: 811-21070


   Securities Act File Number:                   333-86196


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4(a). Last day of fiscal year for which this Form is filed:

                                                 June 30, 2004


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       -----
4(b).             Check box if this Form is being filed late (i.e., more than
       -----      90 calendar days after the end of the issuer's fiscal year).
                  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


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       -----
4(c).             Check box if this is the last time the issuer will be filing
       -----      this Form.

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Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

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  5.   Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
                                                                       $216,524
                                                                  -------------

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                                                        $82,481
                                                                 --------------

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:
                                                                       $      0
                                                                 --------------

     (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                                                        $82,481
                                                                ---------------

     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                       $134,043
                                                               ----------------
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     (vi) Redemption credits available for use in future years
                                                                     $(     0 )
                                                              -----------------

     - if Item 5(i) is less than  Item  5(iv)  [subtract  Item  5(iv)  from Item
       5(i)]:
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     (vii)Multiplier for determining registration fee (See Instruction C.9):

                                                                  X    0.01267%
                                                             ------------------
     (viiiRegistration fee due):
                                                             =           $16.98
                                                            -------------------
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6. Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here :___________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here :________________
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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                       +$     0
                                                              -----------------
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8. Total of the amount of the registration fee due plus any interest due:

                                                              =          $16.98
                                                             ------------------
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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository: January 20, 2004

            Method of Delivery:

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              X                Wire Transfer
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            ------
                               Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Thomas J. Runkel, President
                                      -----------------------------------------
                                      Thomas J. Runkel, President
                                      -----------------------------------------

       Date         9/24/04
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* Please print the name and title of the signing officer below the signature.